Medical Expenses Payable - Components of Change in Medical Expenses Payable (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Claims incurred but not paid - beginning balance	$ 82,391	$ 83,939	$ 83,939	$ 52,898
Incurred related to:
Current year	246,352	199,541	281,124	274,871
Prior years	(4,034)	(17,458)	(19,494)	(11,113)
Total incurred, net of reinsurance	242,318	182,083	261,630	263,758
Payments related to:
Current year	170,496	134,879	206,288	196,086
Prior years	68,457	56,078	56,890	36,631
Total payments, net of reinsurance	238,953	190,957	263,178	232,717
Claims incurred but not paid - ending balance	85,756	75,065	82,391	83,939
Other medical expenses payable	43,019	28,965	30,214	18,445
Total medical expenses payable	$ 128,775	$ 104,030	$ 112,605	$ 102,384